Debt (Details) - Schedule of Notes Payable to FSB - FSB Commercial Loans [Member] - First South National Bank [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 7,623,235
Notes Payable	5,767,302	$ 6,531,377
Issuance Cost	69,439
Notes Payable Nineteen [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	1,105,000
Notes Payable	997,010	1,035,558
Issuance Cost	$ 13,264
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Feb. 25, 2041
Interest	4.35%
Notes Payable Twenty [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 1,278,400
Notes Payable	960,849	1,074,251
Issuance Cost	$ 10,085
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Jan. 25, 2031
Interest	4.35%
Notes Payable Twenty One [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 469,914
Notes Payable		53,964
Issuance Cost	$ 753
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Feb. 25, 2023
Interest	5.05%
Notes Payable Twenty Two [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 2,086,921
Notes Payable	1,902,452	2,061,346
Issuance Cost	$ 25,575
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Oct. 31, 2025
Interest	5.97%
Notes Payable Twenty Three [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 400,000
Notes Payable	387,433	398,258
Issuance Cost	$ 3,277
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Oct. 31, 2042
Interest	5.97%
Notes Payable Twenty Four [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 700,000
Notes Payable		700,000
Issuance Cost
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Aug. 16, 2023
Interest	7.17%
Notes Payable Twenty Five [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 568,000
Notes Payable	520,697	568,000
Issuance Cost	$ 4,531
Acquisition	Old 41
Entered	Dec. 16, 2022
Maturity	Dec. 16, 2025
Interest	6.50%
Notes Payable Twenty Six [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 640,000
Notes Payable	623,861	640,000
Issuance Cost	$ 5,077
Acquisition	Old 41
Entered	Dec. 16, 2022
Maturity	Dec. 16, 2025
Interest	6.50%
Notes Payable Twenty Seven [Member]
Debt (Details) - Schedule of Notes Payable to FSB [Line Items]
Original Principal	$ 375,000
Notes Payable	375,000
Issuance Cost	$ 6,877
Acquisition	Valley Vet
Entered	Nov. 08, 2023
Maturity	Nov. 08, 2024
Interest	8.50%